Equity - Reserves - Subsidiaries (Details) € in Thousands, EquityInstruments in Millions	1 Months Ended							12 Months Ended
	Dec. 31, 2019 EUR (€) EquityInstruments	Jul. 31, 2019 EUR (€) shares	Jun. 30, 2019 EUR (€)	Apr. 30, 2019 EUR (€)	Sep. 30, 2018 EUR (€) shares	Jun. 30, 2018 EUR (€)	Oct. 31, 2017 EUR (€) shares	Dec. 31, 2019 EUR (€) EquityInstruments shares	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Aug. 31, 2018	May 31, 2018	Sep. 30, 2017
Equity
Increase (decrease) in working capital								€ 481,537	€ 112,639	€ 65,800
Increase (decrease) in reserves								1,716,147	€ 465,548	€ (389)
Reserves
Equity
Increase (decrease) in reserves								€ 227,000
Araclon Biotech , S.L
Equity
share capital increases	€ 5,900			€ 16,800
Grifols [Member]
Equity
Indirect (as a percent)				75.10%
Progenika Biopharma, S.A.
Equity
Increased capital		€ 4			€ 4,333
Acquired Capital (in shares) | shares		33			41,387		12,020
Indirect (as a percent)		100.00%	99.99%		99.99%		90.23%				96.64%		89.25%
Increase (decrease) in reserves							€ (374,000)
TiGenix | Reserves
Equity
Increase in reserves due to divestment						€ 4,900
TiGenix | Other comprehensive income
Equity
Decrease in other comprehensive income						4,900
Ekarpen Private Equity, S.A
Equity
Increased capital						€ 5,300
Indirect (as a percent)						96.64%						90.23%
Additional stake acquired (as a percent)						6.41%
Kiro Grifols [Member]
Equity
Increase (decrease) in working capital			€ 7,500
Proportion of ownership interests held by non-controlling interests			90.00%
Proportion of voting rights held by non-controlling interests			10.00%
GDS Group
Equity
Acquired Capital (in shares) | shares								90
Increase (decrease) in reserves								€ 227,000
Consideration transferred, in shares | EquityInstruments	1,766							1,766
Shanghai RAAS Blood Products, Co. Ltd.
Equity
Acquired Capital (in shares) | shares								0